Note 9 - Long-term Debt - Long-term Debt and Convertible Debentures (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Revolving credit facility	$ 177,246
Senior Notes, Total	150,000
Capital leases maturing at various dates through 2022	2,693
Other long-term debt maturing at various dates up to 2023	4,584
	334,523
Less: current portion	3,915	$ 2,751
Long-term debt - non-current	$ 330,608	$ 266,874